COMMON SHARES AND TREASURY SHARES	12 Months Ended
Dec. 31, 2024
COMMON SHARES AND TREASURY SHARES
Common shares and treasury shares	NOTE 18 – COMMON SHARES AND TREASURY SHARES

Common shares		2024	2023	2022
	Nominal value per share (USD)	Number of shares	Number of shares	Number of shares
A-shares	0.01	97,814,051	86,225,684	82,311,299
B-shares	0.01	1	1	1
C-shares	0.01	1	1	1
Total		97,814,053	86,225,686	82,311,301
During the year, the share capital was increased by 11,588,367 A-shares with a nominal value of USD 115,883.67. The total amount including share premium amounted to USD 331.7m. USD 319.2m was non-cash increases in conjunction with the acquisition of the
19 vessels, and USD 12.5m was contributed in cash in connection with exercises of Restricted Share Units.
During 2023, the share capital was increased by 3,914,385 A-shares with a nominal value of USD 39,143.90.The total amount including share premium amounted to USD 92.7m. USD 86.5m was a non-cash increase in conjunction with the acquisition of the five vessels, and USD 6.2m was contributed in cash in connection with exercises of Restricted Share Units.
During 2022, the share capital was increased by 1,078,030 A-shares with a nominal value of USD 10,780.30 in connection with exercise of Restricted Share Units leading to a total cash contribution of USD 8.0m.
The A-shares are listed on Nasdaq in Copenhagen and Nasdaq in New York and are publicly available for trading. Each A-share carries one vote at the General Meetings and gives the shareholders the right to dividends, liquidation proceeds, or other distributions.
The A-shares carry no other rights or obligations. The B-share has one vote at the General Meetings, has no pre-emption rights in relation to any issue of new shares of other classes, and carries no right to receive dividends, liquidation proceeds, or other distributions from TORM.
The holder of the B-share has the right to elect one member to the Board of Directors (being the Deputy Chairman), up to three alternates as well as one Board Observer. The B-share cannot be transferred or pledged, except for a transfer to a replacement trustee.
The C-share represents 350,000,000 votes at the General Meetings in respect of certain Specified Matters, including election of members to the Board of Directors (including the Chairman, but excluding the Deputy Chairman) and certain amendments to the
Articles of Association proposed by the Board of Directors. The C-share has no pre-emption rights in relation to any issue of new shares of other classes and carries no right to receive dividends, liquidation proceeds, or other distributions from TORM. The C-share cannot be transferred or pledged, except to an affiliate of Njord Luxco.
The B-share and the C-share are redeemable by TORM in the event that (i) TORM has received written notification from Njord Luxco
(or its affiliates) that Njord Luxco and its affiliates (as defined in the Articles of Association) hold less than 1/3 in aggregate of
TORM’s issued and outstanding shares, (ii) 5 business days have elapsed from the Board of Directors’ receipt of such written notice either without any Board member disputing such notice or with at least 2/3 of the Board members confirming such notice, and (iii)
both of the B-share and the C-share are redeemed at the same time.
NOTE 18 – continued

Treasury shares	2024	2023	2022
Number of shares ('000)
Balance as of January 01	493.4	493.4	493.4
Balance as of December 31	493.4	493.4	493.4

	2024	2023	2022
Nominal value USD '000
Balance as of January 01	4.9	4.9	4.9
Balance as of December 31	4.9	4.9	4.9

Treasury shares - continued	2024	2023	2022
Percentage of share capital
Balance as of January 01	0.6%	0.6%	0.6%
Dilution due to capital increases	(0.1)	—%	0.0%
Balance as of December 31	0.5%	0.6%	0.6%
As of December 31, 2024, the Company's holding of treasury shares represented 493,371 shares (2023: 493,371 shares, 2022: 493,371 shares) of USD 0.01 each at a total nominal value of USD 0.0m (2023: USD 0.0m, 2022: USD 0.0m) and a market value of USD 9.6m
(2023: USD 14.9m, 2022: USD 14.0m).
We plan to solicit the approval of our shareholders and apply for a court order from the Companies Court in England and Wales to effect the cancellation of 493,371 treasury shares that we purchased in share buybacks on Nasdaq Copenhagen A/S in 2016 and 2020.
The cancellation of these treasury shares is intended to rectify the fact that these repurchases were not made in accordance with the
UK Companies Act, which distinguishes between buybacks effected through “market purchases” and “off-market purchases.” We effected these buybacks under “market purchase” resolutions; however, for purposes of the UK Companies Act, Nasdaq Copenhagen
A/S is an overseas exchange, making it ineligible for buybacks conducted under the “market purchase” provisions. The cancellation of the affected treasury shares will not affect the rights attached to, or result in any other change to, any of our other shares (or their nominal value).
Restricted Share Units
Key management participates in an LTIP program, which gives the right to buy TORM shares at a predefined share price. Please refer to note 5.